Pension and severance plans (Details 6) - Japanese plans	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Pension and severance plans
Discount rate	1.20%	1.30%	1.60%
Expected return on plan assets	2.50%	2.60%	2.30%
Rate of compensation increase	4.20%	2.20%	2.30%